TAX MATTERS	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]

20) TAX MATTERS

a) Income tax

The reconciliation between the income tax expense that would result in applying the statutory tax rate and the income tax expense recorded is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2018	2019	2020
Profit/(loss) before income tax	33,900	(44,475)	(42,101)
Income tax applying the statutory tax rate	(12,899)	11,726	6,694
Permanent differences	(5,052)	(78)	(175)
Adjustments due to international tax rates	2,240	(4,718)	(1,018)
Tax credits / Withholding Tax of Spanish Branches	2,297	(4,705)	(4,661)
DTA write off	-	(38,639)	(5,291)
Other adjustments	-	196	(328)
Total income tax expense	(13,414)	(36,218)	(4,779)

Permanent differences in 2020 are mainly related to non-deductible expenses in Brazil, Spain and Mexico.

The breakdown of the Atento Group’s income tax expense is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2018	2019	2020
Current tax expense	(23,165)	(20,438)	(22,797)
Deferred tax	9,751	(15,780)	18,018
Total income tax expense	(13,414)	(36,218)	(4,779)

b) Deferred tax assets and liabilities

Details of deferred tax assets and liabilities at December 31, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2019	2020
Deferred tax assets
Tax loss carryforwards	32,743	36,546
Tax credits	4,575	7,336
Tax credits - IFRS 16	-	950
Deferred tax assets from temporary differences
Litigations provisions	10,903	4,478
Financial costs	7,942	(426)
Fixed Assets	6,371	11,639
Operating provisions and others	37,097	41,830
Total deferred tax assets	99,631	102,353

Deferred tax liabilities
Intangible assets – PPA	(19,040)	(9,917)
Others	(1,338)	(1,586)
Total deferred tax liabilities	(20,378)	(11,503)
Balance at December 31, 2020 (*)		90,850

(*) DTA assets/liabilities were offset by the entity that has the legal right to settle the tax amounts on a net basis.

The deferred tax not recognized as of December 31, 2020 is 33,249 thousand of U.S. dollars (22,532 thousand of U.S. dollars in December 31, 2019).

The temporary differences associated with investments in the Atento’s subsidiaries, for which a deferred tax liability has not been recognized, aggregate to 4,526 thousand of U.S. dollars. Atento has determined that the undistributed profits of its subsidiaries, joint venture or associate will not be distributed in the foreseeable future.

The breakdown and balances of deferred tax assets and deferred tax liabilities at December 31, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	Balance at 12/31/2018	Income Statement			Translation differences	Balance at 12/31/2019
		Increases	Decreases

DEFERRED TAX ASSETS	131,326	19,324	(14,537)	-	(10,950)	125,163
Unused tax losses (*)	29,663	2,246	(1,557)		(6,938)	23,414
Unused tax credits	5,381	310	(72)		(1,684)	3,935
Deferred tax assets (temporary differences)	96,282	16,768	(12,908)		(2,328)	97,814
DEFERRED TAX LIABILITIES	(43,942)	(569)	6,794		7,496	(30,221)
Deferred tax liabilities (temporary differences)	(43,942)	(569)	6,794		7,496	(30,221)

(*) Tax credits for loss carryforwards.

	Thousands of U.S. dollars
	Balance at 12/31/2018	Income Statement		Translation differences	Balance at 12/31/2019
		Increases	Decreases

DEFERRED TAX ASSETS	125,163	43,128	(69,768)	1,108	99,631
Unused tax losses (*)	23,414	25,955	(20,967)	4,341	32,743
Unused tax credits	3,935	6,002	(3,833)	(1,529)	4,575
Deferred tax assets (temporary differences) (**)	97,814	11,171	(44,968)	(1,704)	62,313
DEFERRED TAX LIABILITIES	(30,221)	(1,561)	3,563	7,841	(20,378)
Deferred tax liabilities (temporary differences)	(30,221)	(1,561)	3,563	7,841	(20,378)

(*) Tax credits for loss carryforwards.
(**) The decrease is mainly due to DTA write off.

There is no expectation of distribute future dividends until this report date. Dividends distribution must be subject to Board approval, and will depend on the Company’s future earnings, cash flow, financial condition, financial covenants and other relevant factors.

c) Taxes recoverable/payables

Details of taxes recoverable and payables at December 31, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	As of December 31,
Recoverable	2019	2020
Non-current
Indirect taxes	5,650	4,815
	5,650	4,815
Current
Indirect taxes	17,819	29,340
Other taxes	6,845	7,454
	24,664	36,794
Income tax	28,709	25,764
Total	59,023	67,373

	Thousands of U.S. dollars
	As of December 31,
Payables	2019	2020
Non-current
Social security	2,754	1,893
	2,754	1,893
Current
Indirect taxes	35,370	38,026
Other taxes	58,395	59,078
	93,765	97,104
Income tax	12,671	16,838
Total	109,190	115,835